Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 4,994	$ 3,501
Less due within one year	819	654
Total long term non current debt	4,175	2,847
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	750	749
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	648	647
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	298	0
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	662	640
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	745	744
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	263	0
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	604	0
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	495	0
1.900% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	0	588
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	510	114
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	8	8
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 11	$ 11